Note E - Income Taxes	6 Months Ended
Jun. 30, 2012
Notes
Note E - Income Taxes

NOTE E - Income Taxes

The components of income tax (benefit) expense for the years ended December 31, 2011 and 2010, respectively, are as follows:

	01/01/2011 to 12/31/2011	01/01/2010 to 12/31/2010
Income tax expense
Federal:
Current	0	0
Deferred	0	0
Total {total}	0	0
State:
Current	0	0
Deferred	0	0
	0	0

Total {total}	0	0

The Company has a nominal net operating loss carryforward to offset future taxable income. Subject to current regulations, this carryforward will begin to expire in 2021. The amount and availability of the net operating loss carryforwards may be subject to limitations set forth by the Internal Revenue Code. Factors such as the number of shares ultimately issued within a three year look-back period; whether there is a deemed more than 50 percent change in control; the applicable long-term tax exempt bond rate; continuity of historical business; and subsequent income of the Company all enter into the annual computation of allowable annual utilization of the carryforwards.

The Company's income tax expense (benefit) for the years ended December 31, 2011 and 2010, respectively, differed from the statutory federal rate of 34 percent as follows:

	01/01/2011 to 12/31/2011	01/01/2010 to 12/31/2010

Statutory rate applied to loss before income taxes	0	0

Increase (decrease) in income taxes resulting from State income taxes	0	0
Increase (decrease) in income taxes resulting from Other, including reserve for deferred tax asset	0	0

Income tax expense{total}	0	0

Temporary differences due to statutory requirements in the recognition of assets and liabilities for tax and financial reporting purposes, generally including such items as organizational costs, accumulated depreciation and amortization, allowance for doubtful accounts, organizational and start-up costs and vacation accruals. These differences give rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of December 31, 2011 and 2010, respectively:

	12/31/2011	12/31/2010

Deferred tax assets
Net operating loss carryforwards	67,887	5,200
Less valuation allowance	(67,887)	(5,200)
Net Deferred Tax Asset	0	0

During the year ended December 31, 2011 and 2010, respectively, the reserve for the deferred current tax asset increased by approximately $67,887 and $5,200 respectively.